Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023
Earnings per Unit and Cash Distributions
Net income (loss)	$ (12,851)	$ (40,390)	$ (5,413)	[1]	$ (41,687)	[1]
Less: Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	(14,551)	(42,090)	(8,813)		(45,087)
Less: Distributions	901	901	1,803		1,803
Under (over) distributed earnings	$ (15,452)	$ (42,991)	$ (10,616)		$ (46,890)
Weighted average units outstanding (basic):
General Partner	640	640	640		640
Weighted average units outstanding (diluted):
General Partner	640	640	640		640
Earnings per unit (basic):
General Partner	$ (0.42)	$ (1.21)	$ (0.25)		$ (1.30)
Earnings per unit (diluted):
General Partner	(0.42)	(1.21)	(0.25)		(1.30)
Cash distributions declared and paid in the period per unit	0.03	0.03	0.05		0.05
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.03	$ 0.03	$ 0.05		$ 0.05
Common Unitholders
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	$ (14,282)	$ (41,313)	$ (8,650)		$ (44,255)
Weighted average units outstanding (basic):
Common unitholders	34,045	34,045	34,045		34,045
Weighted average units outstanding (diluted):
Common unitholders	38,519	38,448	38,519		38,448
Earnings per unit (basic):
Earnings per unit (basic)	$ (0.42)	$ (1.21)	$ (0.25)		$ (1.30)
Earnings per unit (diluted):
Earnings per unit (diluted)	$ (0.42)	$ (1.21)	$ (0.25)		$ (1.30)
Limited Partner | Common Unitholders
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ (15,168)	$ (42,198)	$ (10,421)		$ (46,025)
Limited Partner | Class B Unitholders
Weighted average units outstanding (basic):
Class B unitholders	252	252	252		252
Weighted average units outstanding (diluted):
Class B unitholders	252	252	252		252
General Partner
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	$ (269)	$ (777)	$ (163)		$ (832)
Under (over) distributed earnings	$ (284)	$ (793)	$ (195)		$ (865)

[1]	Included in net income (loss) is interest paid amounting to $33.6 million and $34.0 million for the six months ended June 30, 2024 and 2023, respectively.